As filed with the Securities and Exchange Commission on January 5, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Address of principal executive offices) (Zip code)

John Sweeney
President
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
  (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2017

Item 1. Reports to Stockholders.

OAKTREE FUNDS

Annual Report
Oaktree High Yield Bond Fund
October 31, 2017

Table of Contents

Shareholder Letter (Unaudited)	2

Schedule of Investments	4

Financial Statements	14

Notes to the Financial Statements	19

Report of Independent Registered Public Accounting Firm	27

Expense Example (Unaudited)	28

Additional Information (Unaudited)	29

Privacy Notice (Unaudited)	34

Oaktree Funds

Shareholder Letter (Unaudited)

Dear Shareholders,

Since the founding of Oaktree Capital Management, L.P. (“the Advisor”) in 1995, we have served our institutional clients by investing in less efficient markets and alternative investments.  We are defined by our six investment philosophies and guided by our business principles, believing excellent performance can only be achieved through superior knowledge of companies and their securities, not through attempts at predicting what is in store for the economy, interest rates or the securities markets.  On December 16, 2014, we launched Oaktree Funds, our mutual fund complex, in an effort to offer our investment strategies in a more accessible investment vehicle.  In our third reporting period, the High Yield Bond Fund (“the Fund”) has enjoyed continued growth and scaling of the product.

OAKTREE HIGH YIELD BOND FUND COMMENTARY

Investors favored higher risk assets during the twelve month period ended October 31, 2017.  Bolstered by a resilient U.S. economy and low interest rates around the globe, equities ranked as the top performer, with the S&P 5001 returning an impressive 23.6%.

Taking their lead from the rallying equity market, global high yield bonds also performed well, trouncing investment grade securities by a wide margin.  Reflecting investors’ strong risk appetites, CCC-rated bonds meaningfully outperformed their higher rated counterparts.

With investors bracing for the Federal Reserve to raise U.S. interest rates, it’s fair to consider how high yield bonds would fare in such an environment.  Thanks to their higher coupon and typically shorter maturities, the duration of high yield bonds is moderate.  As a result, high yield bonds should be well positioned to outperform longer duration investment grade bonds in a rising interest rate environment.  In addition, rising interest rates usually imply a growing economy, and a growing economy usually means improving creditworthiness and fewer defaults.

Credit conditions in the high yield bond market were relatively sound during the reporting period, and defaults are expected to remain relatively low in the near-term.  Supporting this view is the small percentage of the market trading at or below 70% of par (an indicator of perceived credit weakness).

The portfolio is defensively positioned, built to preserve capital in the event of a market downturn.

Thank you for investing in Oaktree Funds.

Sincerely,

John Sweeney
President

[1]
The S&P 500 Index is a U.S. equities index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.  The index’s composition is determined by the S&P Dow Jones Indices.

Oaktree Funds

Shareholder Letter (Unaudited)

Must be Preceded or Accompanied by a prospectus.

Past Performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund will invest in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in derivatives, which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous.  An investment in derivatives could lose more than the principal amount invested.  The Fund will also invest in debt securities, which typically decrease in value when interest rates rise.  Longer-term debt securities are more sensitive to changes in interest rates and will typically change in value more than shorter-term debt securities as interest rates fluctuate.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

Credit quality weights by rating are derived from the highest bond rating as determined by Standard & Poor’s (“S&P”), Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as S&P, Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to‘D’, which is the lowest grade.  In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

Par:  The face value of a security, as distinct from its market value.

Duration: A measure of a bond’s sensitivity to interest rate changes.

The opinions expressed are those of the investment advisor, are subject to change, and forecasts made cannot be guaranteed.  Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund’s holdings at October 31, 2017.

You cannot invest directly in an index.

The Oaktree Funds are distributed by Quasar Distributors, LLC.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds – 91.7%

Aerospace & Defense – 0.6%
Booz Allen Hamilton Inc[2]	5.13%	05/01/25	80,000	81,800
TransDigm Inc	6.50%	05/15/25	85,000	87,869
				169,669

Auto Components – 0.7%
Allison Transmission Inc[2]	5.00%	10/01/24	20,000	20,900
Dana Financing SARL[2]	5.75%	04/15/25	50,000	53,125
Gates Global Co2	6.00%	07/15/22	60,000	62,025
Tenneco Inc	5.38%	12/15/24	50,000	52,687
				188,737

Beverages – 0.5%
Cott Corp[2]	5.50%	07/01/24	€100,000	128,379

Biotechnology – 0.6%
Grifols SA2	3.20%	05/01/25	€130,000	154,096

Building Products – 1.3%
Masonite International Corp[2]	5.63%	03/15/23	80,000	84,300
Standard Industries Inc[2]	5.50%	02/15/23	185,000	195,637
Standard Industries Inc[2]	5.38%	11/15/24	65,000	68,893
USG Corp[2]	5.50%	03/01/25	10,000	10,763
				359,593

Capital Markets – 0.4%
LHC3 PLC (PIK 9.00%)[2]	4.13%	08/15/24	€100,000	120,645

Chemicals – 4.2%
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	144,923
Chemours Co	5.38%	05/15/27	50,000	53,500
Diamond BC BV2	5.63%	08/15/25	€100,000	120,665
Inovyn Finance PLC[2]	6.25%	05/15/21	€80,000	96,430
Kraton Polymers Capital Corp[2]	7.00%	04/15/25	70,000	75,950
Kronos International Inc[2]	3.75%	09/15/25	€100,000	121,922
NOVA Chemicals Corp[2]	4.88%	06/01/24	20,000	20,425
Olin Corp	5.13%	09/15/27	60,000	63,225
Plastipak Holdings, Inc.[2]	6.25%	10/15/25	50,000	51,187
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	122,795
PSPC Escrow Corp	6.00%	02/01/23	€100,000	122,795
Tronox Finance LLC[2]	7.50%	03/15/22	150,000	158,062
				1,151,879

Commercial Services & Supplies – 2.1%
Covanta Holding Corp	6.38%	10/01/22	115,000	119,025
Covanta Holding Corp	5.88%	03/01/24	35,000	35,175
Covanta Holding Corp	5.88%	07/01/25	15,000	14,887
Iron Mountain Inc[2]	3.00%	01/15/25	€100,000	118,570
Iron Mountain Inc[2]	4.88%	09/15/27	85,000	86,913
TMS International Corp[2]	7.25%	08/15/25	90,000	94,050

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Commercial Services & Supplies (Continued)
Intrum Justitia AB	3.13%	07/15/24	€100,000	119,710
				588,330

Communications Equipment – 1.3%
CommScope Inc[2]	5.50%	06/15/24	75,000	78,375
CommScope Inc[2]	5.00%	03/15/27	100,000	97,625
Plantronics Inc[2]	5.50%	05/31/23	90,000	94,050
ViaSat Inc[2]	5.63%	09/15/25	95,000	96,480
				366,530

Construction & Engineering – 0.3%
AECOM	5.75%	10/15/22	85,000	89,144

Construction Materials – 0.7%
Summit Materials LLC	6.13%	07/15/23	185,000	192,863

Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	10,425
Ally Financial Inc	4.63%	05/19/22	30,000	31,800
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	123,325

				165,550
Containers & Packaging – 4.2%
Ardagh Packaging Finance PLC (PIK 7.38%)	6.63%	09/15/23	€210,000	263,669
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	163,344
Cascades Inc[2]	5.50%	07/15/22	125,000	129,375
Cascades Inc[2]	5.75%	07/15/23	55,000	58,025
Crown European Holdings SA2	2.63%	09/30/24	€105,000	127,269
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	132,656
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	133,860
Silgan Holdings Inc[2]	3.25%	03/15/25	€120,000	145,750
				1,153,948

Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	135,640

Diversified Consumer Services – 0.5%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	137,101

Diversified Telecommunication Services – 9.2%
Altice Financing SA2	7.63%	02/15/25	200,000	214,250
Altice Financing SA	6.25%	02/15/25	€100,000	128,995
CenturyLink Inc	5.80%	03/15/22	145,000	147,719
Frontier Communications Corp	7.13%	01/15/23	25,000	19,320
Frontier Communications Corp	7.63%	04/15/24	90,000	69,300
Inmarsat Finance PLC[2]	6.50%	10/01/24	200,000	215,875
Intelsat Jackson Holdings SA2	8.00%	02/15/24	170,000	181,475
Level 3 Financing Inc	5.13%	05/01/23	250,000	256,563
SBA Communications Corp	4.88%	09/01/24	165,000	169,950
SFR Group SA	5.63%	05/15/24	€225,000	285,674

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Diversified Telecommunication Services (Continued)
Telecom Italia SpA[2]	5.30%	05/30/24	400,000	432,500
Telefonica Europe BV3 (6 Year Swap Rate EUR + 3.80%)	5.00%	12/31/49	€100,000	126,969
Ziggo Bond Finance BV2	4.63%	01/15/25	€200,000	249,324
				2,497,914

Energy Equipment & Services – 1.4%
PHI Inc	5.25%	03/15/19	105,000	104,475
Precision Drilling Corp	6.50%	12/15/21	80,000	81,200
SESI LLC	7.13%	12/15/21	25,000	25,687
SESI LLC[2]	7.75%	09/15/24	80,000	83,000
Weatherford International Ltd	7.75%	06/15/21	70,000	72,363
Weatherford International Ltd	4.50%	04/15/22	10,000	9,100
				375,825

Food & Staples Retailing – 2.2%
Albertsons Cos Inc	6.63%	06/15/24	75,000	70,875
Albertsons Cos Inc	5.75%	03/15/25	110,000	97,350
Ingles Markets Inc	5.75%	06/15/23	145,000	143,188
Performance Food Group Inc[2]	5.50%	06/01/24	95,000	99,750
Rite Aid Corp[2]	6.13%	04/01/23	145,000	135,756
US Foods Inc[2]	5.88%	06/15/24	40,000	42,450
				589,369

Food Products – 2.2%
Darling Global Finance BV2	4.75%	05/30/22	€120,000	146,661
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	128,060
Pilgrim’s Pride Corp[2]	5.75%	03/15/25	90,000	95,512
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	26,750
Post Holdings Inc[2]	5.50%	03/01/25	100,000	104,250
Post Holdings Inc[2]	5.00%	08/15/26	45,000	45,338
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	53,750
				600,321

Gas Utilities – 1.4%
AmeriGas Partners LP	5.63%	05/20/24	190,000	201,162
AmeriGas Partners LP	5.50%	05/20/25	20,000	20,550
Suburban Propane Partners LP	5.50%	06/01/24	15,000	15,000
Suburban Propane Partners LP	5.75%	03/01/25	140,000	141,050
				377,762

Health Care Equipment & Supplies – 0.5%
Auris SA2	8.00%	01/15/23	€100,000	123,031

Health Care Providers & Services – 8.2%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	133,250
Acadia Healthcare Co Inc	5.63%	02/15/23	85,000	87,720
Acadia Healthcare Co Inc	6.50%	03/01/24	15,000	15,881
Centene Corp	6.13%	02/15/24	45,000	48,487
Community Health Systems Inc	5.13%	08/01/21	100,000	97,250
Community Health Systems Inc	6.88%	02/01/22	130,000	95,550

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Health Care Providers & Services (Continued)
Community Health Systems Inc	6.25%	03/31/23	85,000	81,919
Constantin Investissement 3 SASU[2]	5.38%	04/15/25	€100,000	120,110
DaVita Inc	5.00%	05/01/25	200,000	197,500
Envision Healthcare Corp[2]	5.13%	07/01/22	110,000	112,200
Envision Healthcare Corp	5.63%	07/15/22	105,000	107,231
HCA Holdings Inc	6.25%	02/15/21	335,000	360,962
HCA Holdings Inc	5.88%	05/01/23	25,000	26,844
HCA Holdings Inc	5.25%	06/15/26	35,000	37,319
HealthSouth Corp	5.75%	11/01/24	100,000	102,563
LifePoint Health Inc	5.88%	12/01/23	45,000	46,415
LifePoint Health Inc	5.38%	05/01/24	120,000	120,900
Nidda BondCo GmbH[2]	5.00%	09/30/25	€100,000	119,724
Tenet Healthcare Corp	4.75%	06/01/20	145,000	149,350
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	100,344
Tenet Healthcare Corp	6.75%	06/15/23	65,000	61,263
				2,222,782

Health Care Technology – 0.5%
Change Healthcare Holdings Inc[2]	5.75%	03/01/25	130,000	133,413

Hotels, Restaurants & Leisure – 4.8%
Boyd Gaming Corp	6.38%	04/01/26	85,000	93,500
Brinker International Inc[2]	5.00%	10/01/24	115,000	115,287
Cedar Fair LP	5.38%	06/01/24	50,000	52,875
Cedar Fair LP2	5.38%	04/15/27	45,000	47,644
CPUK Finance Ltd	4.25%	08/28/22	£100,000	136,384
Eldorado Resorts Inc	6.00%	04/01/25	105,000	111,300
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	150,256
Golden Nugget Inc[2]	6.75%	10/15/24	105,000	107,100
KFC Holding Co2	5.00%	06/01/24	90,000	95,175
Scientific Games International Inc[2]	7.00%	01/01/22	120,000	127,200
Six Flags Entertainment Corp[2]	4.88%	07/31/24	135,000	139,219
Six Flags Entertainment Corp[2]	5.50%	04/15/27	20,000	20,925
Wynn Resorts Ltd[2]	5.25%	05/15/27	115,000	117,588
				1,314,453

Household Durables – 0.9%
Apex Tool Group LLC[2]	7.00%	02/01/21	80,000	76,200
Tempur Sealy International Inc	5.63%	10/15/23	30,000	31,800
Tempur Sealy International Inc	5.50%	06/15/26	135,000	139,387
				247,387

Household Products – 0.3%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	84,200

Independent Power & Renewable Electricity Producers – 2.1%
AES Corp	6.00%	05/15/26	115,000	124,487
AES Corp	5.13%	09/01/27	90,000	92,610
Dynegy Inc	6.75%	11/01/19	94,000	97,642

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Independent Power & Renewable Electricity Producers (Continued)
NRG Yield Operating LLC	5.00%	09/15/26	140,000	144,900
TerraForm Power Operating LLC[2,5]	6.38%	02/01/23	115,000	121,038
				580,677

Insurance – 0.3%
HUB International Ltd[2]	7.88%	10/01/21	70,000	72,946

IT Services – 1.4%
First Data Corp[2]	7.00%	12/01/23	60,000	64,351
First Data Corp[2]	5.75%	01/15/24	310,000	325,500
				389,851

Life Sciences Tools & Services – 1.9%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	120,319
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	122,799
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	124,454
VWR Funding Inc[2]	4.63%	04/15/22	€125,000	151,806
				519,378

Machinery – 0.3%
TriMas Corp[2]	4.88%	10/15/25	80,000	81,050

Media – 7.6%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	140,451
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	88,825
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	32,025
CCO Holdings LLC[2]	5.00%	02/01/28	105,000	104,737
CSC Holdings Inc[2]	5.50%	04/15/27	140,000	144,550
DISH DBS Corp	5.88%	07/15/22	75,000	75,750
DISH DBS Corp	5.00%	03/15/23	65,000	63,050
DISH DBS Corp	7.75%	07/01/26	40,000	43,900
Sirius XM Radio Inc[2]	5.00%	08/01/27	65,000	65,894
Telenet Finance SCA	4.88%	07/15/27	€100,000	129,155
Unitymedia Hessen GmbH & Co KG	5.13%	01/21/23	€72,900	88,051
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€100,000	121,700
Univision Communications Inc[2]	5.13%	05/15/23	176,000	178,640
UPC Holding BV	4.00%	01/15/27	€125,000	155,443
Virgin Media Finance PLC	5.50%	09/15/24	£240,000	332,840
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	21,075
Vue International Bidco PLC	7.88%	07/15/20	£100,000	136,351
WMG Acquisition Corp[2]	4.13%	11/01/24	€115,000	142,559
				2,064,996

Metals & Mining – 2.5%
ArcelorMittal	6.13%	06/01/25	85,000	98,470
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	45,000	47,137
Eldorado Gold Corp[2]	6.13%	12/15/20	60,000	59,700
First Quantum Minerals Ltd[2]	7.25%	05/15/22	65,000	68,250
Grinding Media Inc[2]	7.38%	12/15/23	80,000	87,200
Novelis Corp[2]	6.25%	08/15/24	65,000	68,738

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Metals & Mining (Continued)
Novelis Corp[2]	5.88%	09/30/26	95,000	98,146
SunCoke Energy Partners LP2	7.50%	06/15/25	140,000	147,700
				675,341

Multiline Retail – 0.3%
Neiman Marcus Group LLC[2]	8.00%	10/15/21	15,000	8,925
Neiman Marcus Group LLC[2] (PIK 9.50%)	8.75%	10/15/21	130,937	71,361
				80,286

Oil, Gas & Consumable Fuels – 8.3%
Antero Resources Corp	5.13%	12/01/22	5,000	5,162
Antero Resources Corp	5.63%	06/01/23	75,000	78,937
Ascent Resources Utica Holdings LLC[2]	10.00%	04/01/22	55,000	59,950
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	61,912
Carrizo Oil & Gas Inc	6.25%	04/15/23	65,000	66,462
Cheniere Energy Corp	7.00%	06/30/24	100,000	114,625
Cheniere Energy Corp[2]	5.13%	06/30/27	10,000	10,337
Cheniere Energy Partners LP2	5.25%	10/01/25	110,000	113,575
Chesapeake Energy Corp[2]	8.00%	01/15/25	165,000	165,412
Chesapeake Energy Corp[2]	8.00%	06/15/27	5,000	4,869
CITGO Petroleum Corp[2]	6.25%	08/15/22	180,000	185,850
Denbury Resources Inc[2]	9.00%	05/15/21	120,000	117,900
Energy Transfer Equity LP	4.25%	03/15/23	35,000	35,700
Energy Transfer Equity LP	5.88%	01/15/24	95,000	103,550
Extraction Oil & Gas Holdings LLC[2]	7.88%	07/15/21	135,000	143,775
Gulfport Energy Corp	6.63%	05/01/23	90,000	92,700
Gulfport Energy Corp	6.00%	10/15/24	30,000	30,150
Laredo Petroleum Inc	5.63%	01/15/22	105,000	107,494
Natural Resource Partners LP	10.50%	03/15/22	67,000	71,523
Oasis Petroleum Inc	6.88%	03/15/22	105,000	108,413
Oasis Petroleum Inc	6.88%	01/15/23	35,000	35,963
Parsley Energy LLC[2]	5.63%	10/15/27	65,000	67,235
RSP Permian Inc[2]	5.25%	01/15/25	95,000	97,138
SM Energy Co	6.13%	11/15/22	30,000	30,300
SM Energy Co	5.00%	01/15/24	20,000	19,200
SM Energy Co	5.63%	06/01/25	20,000	19,550
SM Energy Co	6.75%	09/15/26	20,000	20,625
Southwestern Energy Co	7.50%	04/01/26	105,000	109,069
Targa Resources Partners LP	6.75%	03/15/24	105,000	113,269
Targa Resources Partners LP	5.13%	02/01/25	40,000	41,350
Ultra Petroleum Corp[2]	6.88%	04/15/22	20,000	20,225
				2,252,220

Paper & Forest Products – 0.6%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	45,844
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	62,550
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	64,163
				172,557

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Personal Products – 0.4%
First Quality Finance Co Inc[2]	4.63%	05/15/21	120,000	121,800

Pharmaceuticals – 2.8%
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	145,037
Endo Finance LLC[2]	5.75%	01/15/22	55,000	48,400
Endo Finance LLC[2]	5.38%	01/15/23	25,000	20,250
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	154,852
Valeant Pharmaceuticals International Inc[2]	5.63%	12/01/21	75,000	68,719
Valeant Pharmaceuticals International Inc[2]	6.50%	03/15/22	20,000	21,275
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	175,000	168,875
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	115,000	97,319
Valeant Pharmaceuticals International Inc[2]	5.50%	11/01/25	30,000	30,712
				755,439

Professional Services – 0.7%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	175,504
Nielsen Finance LLC[2]	5.00%	02/01/25	20,000	20,750
				196,254

Real Estate Management & Development – 0.5%
Kennedy-Wilson Inc	5.88%	04/01/24	135,000	140,231

Road & Rail – 0.6%
OPE KAG Finance Sub Inc[2]	7.88%	07/31/23	30,000	31,275
Watco Companies LLC[2]	6.38%	04/01/23	125,000	130,313
				161,588

Software – 0.8%
Open Text Corp[2]	5.63%	01/15/23	125,000	131,406
Open Text Corp[2]	5.88%	06/01/26	30,000	32,587
SS&C Technologies Holdings Inc	5.88%	07/15/23	50,000	53,063
				217,056

Specialty Retail – 2.2%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	86,400
Goeasy Ltd[2]	7.88%	11/01/22	75,000	77,156
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	25,875
Party City Holdings Inc[2]	6.13%	08/15/23	155,000	161,587
PetSmart Inc[2]	7.13%	03/15/23	100,000	76,500
PetSmart Inc[2]	5.88%	06/01/25	60,000	52,500
PetSmart Inc[2]	8.88%	06/01/25	40,000	31,600
Rent-A-Center Inc	4.75%	05/01/21	105,000	97,388
				609,006

Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	151,515
Levi Strauss & Co	3.38%	03/15/27	€100,000	122,848
				274,363

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Thrifts & Mortgage Finance – 0.3%
Walter Investment Management Corp[4]	7.88%	12/15/21	95,000	53,675
Quicken Loans Inc[2]	5.75%	05/01/25	15,000	15,975
				69,650

Trading Companies & Distributors – 1.7%
Ashtead Capital Inc[2]	4.38%	08/15/27	50,000	50,812
Avolon Holdings Ltd[2]	4.50%	03/15/23	60,000	60,225
Avolon Holdings Ltd[2]	5.50%	02/15/24	65,000	67,600
FBM Finance Inc[2]	8.25%	08/15/21	30,000	32,063
H&E Equipment Services Inc[2]	5.63%	09/01/25	75,000	79,406
HD Supply Inc[2]	5.75%	04/15/24	160,000	173,000
				463,106

Transportation Infrastructure – 0.5%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	135,000	135,675

Wireless Telecommunication Services – 4.8%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	120,410
Sprint Communications Inc	7.25%	09/15/21	240,000	262,200
Sprint Communications Inc	6.00%	11/15/22	170,000	178,925
Sprint Communications Inc	6.88%	11/15/28	95,000	101,591
T-Mobile Inc	6.00%	03/01/23	5,000	5,281
T-Mobile Inc	6.00%	04/15/24	25,000	26,812
Wind Acquisition Finance SA2	7.38%	04/23/21	400,000	416,520
Wind Acquisition Finance SA2	3.13%	01/20/25	€170,000	198,742
				1,310,481

Total Corporate Bonds (Cost $24,292,258)				25,012,512

Real Estate Investment Trusts (REITs) – 2.5%
CoreCivic Inc	5.00%	10/15/22	90,000	94,387
CoreCivic Inc	4.63%	05/01/23	60,000	61,650
Geo Group Inc	5.13%	04/01/23	70,000	71,575
Geo Group Inc	6.00%	04/15/26	25,000	26,250
GLP Capital LP	5.38%	04/15/26	60,000	65,100
Lamar Media Corp	5.75%	02/01/26	85,000	92,013
MPT Operating Partnership LP	6.38%	03/01/24	75,000	81,469
MPT Operating Partnership LP	5.00%	10/15/27	95,000	97,850
QTS Finance Corp[2]	4.75%	11/15/25	70,000	71,645
				661,939
Total Real Estate Investment Trusts (REITs) (Cost $623,812)				661,939

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND				October 31, 2017
	Rate	Maturity	Par Value[1]	Fair Value ($)

Bank Loans – 0.3%

Diversified Telecommunication Services – 0.1%
CenturyLink Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3
(1 Month LIBOR USD + 0.00%)	2.75%	01/31/25	15,000	14,836

Household Durables – 0.2%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan[3]
(3 Month LIBOR USD + 8.00%)	9.31%	10/21/24	67,239	64,196
Total Bank Loans (Cost $81,758)				79,032

Common Stocks – 0.1%			Shares

Oil, Gas & Consumable Fuels – 0.1%
Ultra Petroleum Corp[4]			3,548	28,179
Total Common Stocks (Cost $55,781)				28,179

Total Investments – 94.6% (Cost $25,053,609)				25,781,662

Other Assets in Excess of Liabilities – 5.4%				1,468,272

Net Assets – 100.0%				$27,249,934

[1]	Unless otherwise noted, amount is in U.S. Dollars.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At October 31, 2017, the value of these securities amounted to $15,141,793 or 55.6% of net assets.

[3]	Variable rate security. Rate disclosed as of October 31, 2017.
[4]	Non-income producing security.
[5]	Step bond; the interest rate shown is the rate in effect as of October 31, 2017.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company
€	Euro
£	British Pound

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts				October 31, 2017
				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	11/6/17	€4,867,751	$5,737,667	$65,714
Bank of New York Mellon	11/6/17	£664,687	$882,598	$(353)
				$65,361

€	Euro
£	British Pound

Country Breakdown
% of Net Assets
United States	71.3%
United Kingdom	4.6%
Italy	3.8%
Luxembourg	3.1%
Canada	2.6%
Germany	2.1%
Spain	1.5%
France	1.5%
Netherlands	1.4%
Ireland	1.1%
Switzerland	1.0%
Sweden	0.4%
Australia	0.2%
Other Assets in Excess of Liabilities	5.4%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Assets and Liabilities	October 31, 2017
Oaktree High Yield
Bond Fund
Assets
Investments, at fair value[1]	$25,781,662
Cash	1,089,156
Interest receivable	355,141
Receivable for securities sold	350,903
Foreign currency, at fair value[2]	189,324
Receivable for fees waived	72,573
Unrealized appreciation on forward currency contracts	65,714
Prepaid expenses	16,611
Total assets	$27,921,084

Liabilities
Payable for securities purchased	$357,849
Accrued professional expenses	158,125
Accrued trustees expenses	56,785
Accrued custodian expenses	43,750
Accrued fund administration and accounting expenses	33,463
Accrued transfer agent expenses	9,978
Accrued other expenses	5,396
Accrued shareholder reporting expenses	3,959
Accrued distribution expenses	1,492
Unrealized depreciation on forward currency contracts	353
Total liabilities	671,150
Net Assets	$27,249,934

Components of Net Assets
Paid-in capital	$26,501,831
Undistributed (accumulated) net investment income (loss)	22,882
Accumulated net realized gain (loss)	(66,975)
Net unrealized appreciation (depreciation)	792,196
Net Assets	$27,249,934

[1] Investments, at cost	$25,053,609
[2] Foreign currency, at cost	192,107

Computation of Net Asset Value
Institutional Class
Net assets	$25,918,615
Shares issued and outstanding (unlimited shares authorized, no par value)	2,507,730
Net asset value per share	$10.34
Advisor Class
Net assets	$1,331,319
Shares issued and outstanding (unlimited shares authorized, no par value)	128,848
Net asset value per share	$10.33

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Operations	Year Ended October 31, 2017
Oaktree High Yield
Bond Fund
Investment Income
Interest	$1,496,002
Total investment income	$1,496,002

Expenses
Professional expenses	$299,691
Trustees expenses	203,493
Investment advisory expenses	159,391
Fund administration and accounting expenses	124,741
Custodian expenses	82,436
Insurance expenses	66,267
Other expenses	46,003
Registration expenses	39,381
Transfer agent expenses	37,266
Shareholder reporting expenses	4,310
Distribution expenses	2,900
Total expenses	1,065,879
Less fees waived/expenses reimbursed	(810,610)
Total expenses after fees waived/expenses reimbursed	255,269
Net Investment Income (Loss)	$1,240,733

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments and foreign currency transactions	$267,773
Forward currency contracts	(239,007)
28,766

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and foreign currency transactions	689,585
Forward currency contracts	(64,442)
625,143
Net Realized and Unrealized Gain (Loss)	653,909
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,894,642

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Changes in Net Assets
	Oaktree High Yield Bond Fund
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Operations
Net investment income (loss)	$1,240,733	$1,234,538
Net realized gain (loss)	28,766	(237,814)
Net change in unrealized appreciation (depreciation)	625,143	944,854
Net increase (decrease) in net assets resulting from operations	1,894,642	1,941,578

Distributions to Shareholders
From net investment income
Institutional Class	(1,053,992)	(1,490,374)
Advisor Class	(44,863)	(63,890)
From net realized gain
Institutional Class	—	(55,926)
Advisor Class	—	(2,478)
Decrease in net assets resulting from distributions to shareholders	(1,098,855)	(1,612,668)

Capital Share Transactions
Institutional Class	205,448	1,000,000
Advisor Class	170,743	(36,909)
Net increase (decrease) in net assets resulting from capital share transactions	376,191	963,091

Net Assets
Total increase (decrease) in net assets	1,171,978	1,292,001
Beginning of year	26,077,956	24,785,955
End of year	$27,249,934	$26,077,956
Undistributed (accumulated) net investment income (loss)	$22,882	$135,624

Transactions in capital shares were as follows:

Institutional Class	Shares
Shares sold	19,808	102,459
Shares issued in reinvestment of distributions	541	—
Shares redeemed	—	—
Net increase (decrease)	20,349	102,459
Advisor Class
Shares sold	16,224	11,616
Shares issued in reinvestment of distributions	402	489
Shares redeemed	(2)	(15,581)
Net increase (decrease)	16,624	(3,476)
Total net increase (decrease)	36,973	98,983

Institutional Class	Amount
Shares sold	$200,000	$1,000,000
Shares issued in reinvestment of distributions	5,448	—
Shares redeemed	—	—
Net increase (decrease)	205,448	1,000,000
Advisor Class
Shares sold	166,720	111,958
Shares issued in reinvestment of distributions	4,038	4,685
Shares redeemed	(15)	(153,552)
Net increase (decrease)	170,743	(36,909)
Total net increase (decrease)	$376,191	$963,091

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Year Ended	Year Ended	Period Ended
	October 31, 2017	October 31, 2016	October 31, 2015
	Institutional	Institutional	Institutional
Per Share Operating Performance
Net asset value, beginning of period	$10.03	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.48	0.48	0.42
Net realized and unrealized gain (loss)	0.25	0.27	(0.13)
Net increase (decrease) from investment operations	0.73	0.75	0.29
Distributions from net investment income	(0.42)	(0.61)	(0.38)
Distributions from net realized gain	—	(0.02)	—
Total distributions	(0.42)	(0.63)	(0.38)
Net asset value, end of period	$10.34	$10.03	$9.91

Total Return
Total investment return based on net asset value	7.48%	8.15%	2.85%[3]

Ratios to Average Net Assets
Expenses, after fees waived/expenses reimbursed	0.95%	0.95%	0.95%[4]
Expenses, before fees waived/expenses reimbursed	3.97%	3.97%	3.89%[4]
Net investment income (loss)	4.69%	5.04%	4.73%[4]

Supplemental Data
Net assets, end of period (000's)	$25,919	$24,952	$23,639
Portfolio turnover rate	47%	51%	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Year Ended	Year Ended	Period Ended
	October 31, 2017	October 31, 2016	October 31, 2015
	Advisor	Advisor	Advisor
Per Share Operating Performance
Net asset value, beginning of period	$10.03	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.45	0.46	0.40
Net realized and unrealized gain (loss)	0.25	0.27	(0.13)
Net increase (decrease) from investment operations	0.70	0.73	0.27
Distributions from net investment income	(0.40)	(0.59)	(0.36)
Distributions from net realized gain	—	(0.02)	—
Total distributions	(0.40)	(0.61)	(0.36)
Net asset value, end of period	$10.33	$10.03	$9.91

Total Return
Total investment return based on net asset value	7.13%	7.89%	2.65%[3]

Ratios to Average Net Assets
Expenses, after fees waived/expenses reimbursed	1.20%	1.20%	1.20%[4]
Expenses, before fees waived/expenses reimbursed	4.22%	4.23%	4.14%[4]
Net investment income (loss)	4.44%	4.79%	4.48%[4]

Supplemental Data
Net assets, end of period (000's)	$1,331	$1,126	$1,147
Portfolio turnover rate	47%	51%	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

1. Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) or (the “Fund”) is a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended management investment company.

The Fund’s commencement of operations date and investment objective is as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

2. Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the year then ended. Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1: Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable.

•
Level 3: Valuations for which one or more significant inputs are unobservable. These inputs reflect the Fund’s assessment of the assumptions that market participants use to value the investment based on the best available information.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the pricing committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current at the measurement date, which may include periods of market

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the year.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies at the close of their primary exchange or market, or at the valuation time, whichever is earlier. Foreign securities, currencies, and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate on the valuation date of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates at the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the “Board”) has delegated certain functions to the pricing committee with respect to the valuation of the Fund’s holdings. The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the pricing committee to monitor pricing and valuation matters. The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At October 31, 2017, the Fund did not hold any securities fair valued by the Board.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments at October 31, 2017:

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$25,012,512	$—	$25,012,512
Real Estate Investment Trusts (REITs)	—	661,939	—	661,939
Bank Loans	—	79,032	—	79,032
Common Stock	28,179	—	—	28,179
Total[1]	$28,179	$25,753,483	$—	$25,781,662
Forward Currency Contracts	$—	$65,714	$—	$65,714
Total Assets	$—	$65,714	$—	$65,714
Liabilities
Forward Currency Contracts	$—	$353	$—	$353
Total Liabilities	$—	$353	$—	$353

[1]	See the Schedule of Investments for further disaggregation of investment categories.

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments and foreign currency transactions, as appropriate, for both financial reporting and tax purposes.

Investment Transactions

Investment transactions are recorded on the trade date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses are reported on an identified cost basis.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses are allocated daily to each class based on its relative net assets or other appropriate methods.

Distributions to Shareholders

Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. In addition, on an annual basis, the Fund may distribute additional capital gains in the latest calendar quarter, if necessary, to meet minimum distribution requirements and thus avoid being subject to excise taxes.

Indemnifications

Under the Fund’s organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Derivative Financial Instruments

Forward Currency Contracts

The Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward currency contracts, when used by the Fund, help manage the overall exposure to the currencies, in which the Fund has an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that the value of a forward currency contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

For the year ended October 31, 2017, the average monthly notional balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward Currency Contracts	$6,196,998

The effect of derivative instruments on the statement of assets and liabilities at October 31, 2017, was as follows:

	High Yield Fund
	Unrealized appreciation on	Unrealized depreciation on
	forward currency contracts	forward currency contracts
Forward Currency Contracts	$65,714	$(353)

The effect of derivative financial instruments on the statement of operations for the year ended October 31, 2017, was as follows:

	High Yield Fund
	Net Realized	Net Change in Unrealized
	Gain (Loss)	Appreciation (Depreciation)
Forward Currency Contracts	$(239,007)	$(64,442)

In connection with derivative activities, the Fund generally enters into agreements subject to enforceable master netting arrangements that allow the Fund to offset derivative assets and liabilities in the same currency by specific derivative type or, in the event of default by the counterparty, to offset derivative assets and liabilities with the same counterparty. While these derivative instruments are eligible to be offset in accordance with applicable accounting guidance, the Fund has elected to present derivative assets and liabilities based on gross fair value in the statement of assets and liabilities.

At October 31, 2017, the Fund held the following derivative instruments that were subject to offsetting on the statement of assets and liabilities:

High Yield Bond
Assets:

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward Currency Contracts	$65,714	$—	$65,714	$(353)	$—	$65,361

Liabilities:

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Currency Contracts	$353	$—	$353	$(353)	$—	$—

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

4. Investment Advisory Fees, Fee Waivers and Distribution Fees

The Adviser serves as investment adviser to the Fund pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Fund. As the Fund’s investment adviser, Oaktree provides certain management and investment advisory services for the Fund, including managing the investment of the Fund’s assets on a discretionary basis. Under the Investment Management Agreement, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets (the “Management Fee”) as shown in the chart below.

The Adviser has contractually agreed to limit the Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between the Adviser and the Fund, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs, and non-routine or extraordinary expenses. The Fund’s expense limitation is expected to apply until at least February 2018.

		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%

Any fee waivers made by Oaktree with respect to the Fund are subject to recoupment from the Fund within three years after the date of which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed and is not to exceed the Fund’s current Expense Caps. At October 31, 2017, the Adviser is eligible to recoup the following fees:

Fund	Recoupment Amount Expiring October 31,
	2020	2019	2018
High Yield Fund	$810,610	$740,636	$652,244

The Adviser has not recouped any amount for the year ending October 31, 2017 and does not have any amount outstanding to recoup at October 31, 2017.

Advisor Class shares of the Fund make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisor Class shares.  The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Advisor Class shares and are disclosed in the statement of operations. No distribution or servicing fees are paid by the Institutional Class shares.

5. Purchases And Sales

For the year ended October 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$12,299,058	$11,932,952

6. Income Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

At October 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as “interest expense” or “other expenses,” respectively, in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years 2015 and 2016, for the Fund, are those that are open for exam by taxing authorities.

The tax character of distributions paid for the Fund were as follows:

	Year Ended October 31, 2017		Year Ended October 31, 2016
	Ordinary	Long Term	Ordinary	Long Term
Fund	Income*	Capital Gains**	Income*	Capital Gains**
High Yield Fund	$1,098,855	$—	$1,612,668	$—

*	For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**
The Fund designates as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero.

The cost basis of investments for federal income tax purposes as of October 31, 2017, was as follows:

High Yield Fund
Tax cost of investments	$25,245,716
Unrealized appreciation	1,134,989
Unrealized depreciation	(408,154)
Net unrealized appreciation (depreciation)	726,835

At October 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

High Yield Fund
Net unrealized appreciation (depreciation)	$726,835
Undistributed ordinary income	91,090
Other temporary differences	(2,847)
Other accumulated gain/(loss)	(66,975)
Total accumulated gain/(loss)	748,103

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the unrealized gain/loss on foreign currency.

At October 31, 2017, the Fund had $66,975 available in short term capital loss carryforwards. These capital losses are available to offset future realized gains. There is no expiration date on these capital losses.

At October 31, 2017, the Fund had no deferred, on a tax basis, late year ordinary losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2017, the following table shows the reclassifications made:

Undistributed
		(Accumulated)	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
High Yield Fund	$—	$(254,620)	$254,620

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

7. Principal Risks

Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. dollar denominated securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Oaktree Funds

Notes to the Financial Statements
October 31, 2017

8. Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X were effective August 1, 2017 and would result in additional disclosure relating to the presentation of derivatives and certain other financial instruments, if held. These updates have been incorporated in the Fund’s financial statements and have no impact on the Fund’s net assets or results of operations.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjusting or additional disclosure in the financial statements.

Oaktree Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Oaktree Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oaktree High Yield Bond Fund (the one series comprising Oaktree Funds) (the Fund) as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian, agent banks and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oaktree High Yield Bond Fund (the one series comprising Oaktree Funds) at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 20, 2017

Oaktree Funds

Expense Example (Unaudited)
October 31, 2017

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on a hypothetical investment of $1,000 invested on May 1, 2017 and held through October 31, 2017.

The expense examples provide information about actual account values based on actual returns and expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value dividend by $1,000 = 8.6), and then multiply the result by the number under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Expense	Account	Account Value	Paid During	Account	Account Value	Paid During
	Ratio	Value	October 31, 2017	Period[1]	Value	October 31, 2017	Period[1]
Oaktree High Yield Bond Fund
Institutional Class	0.95%	$1,000	$1,032	$4.86	$1,000	$1,020	$4.84
Advisor Class	1.20%	$1,000	$1,029	$6.14	$1,000	$1,019	$6.11

[1]
Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  Expenses reflect amounts net of fees waived by the Adviser.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2017

Number of
Portfolios
			Principal	in Fund	Other
Name,	Position	Term of Office	Occupation	Complex[4]	Directorships
Year of Birth	with the	and Length of	During Past	Overseen	Held During
and Address[2]	Trust	Time Served[3]	Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust[1]

Robin A. Ferracone	Trustee	Since 2014	Chief Executive Officer, Farient	1	American Realty
(1953)			Advisors LLC (executive		Capital Daily Net
			compensation consulting)		Asset Value Trust
(since 2012);
American Real
Estate Income
Fund (since 2013)

R. Gregory Morgan	Trustee	Since 2014	Senior Vice President and	1	None
(1954)			Secretary, Massachusetts
Institute of Technology;
Vice President and
General Counsel,
Massachusetts Institute
of Technology.

Randolph W.	Trustee	Since 2014	Professor of Finance,	1	Health
Westerfield			The University of		Management
(1941)			Southern California		Associates
(2000-2013)

Interested Trustee of the Trust

John Frank[5]	Chairman of	Since 2014	Vice Chairman, Oaktree	1	Oaktree Capital
(1956)	the Board		Capital Management, L.P.		Group, LLC

Officers of the Trust

John Sweeney	President	Since 2014	Managing Director, Oaktree	N/A	N/A
(1972)			Capital Management, L.P.

Kimberly Larin	Chief	Since 2016	Managing Director, Oaktree	N/A	N/A
(1968)	Compliance		Capital Management, L.P.
	Officer		Prior to joining Oaktree in 2002,
Ms. Larin spent six years at
Western Asset Management
Company as a Compliance
Officer.

Martin Boskovich	Secretary	Since 2014	Managing Director, Oaktree	N/A	N/A
(1971)			Capital Management, L.P.

Mary Gallegly	Assistant	Since 2016	Vice President, Legal, Oaktree	N/A	N/A
(1980)	Secretary		Capital Management, L.P.
Prior to joining Oaktree in 2014,
Ms. Gallegly spent almost seven
years at O’Melveny & Myers LLP
as a corporate finance attorney.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2017

Number of
Portfolios
			Principal	in Fund	Other
Name,	Position	Term of Office	Occupation	Complex[4]	Directorships
Year of Birth	with the	and Length of	During Past	Overseen	Held During
and Address[2]	Trust	Time Served[3]	Five Years	by Trustees	Past Five Years
Susan Gentile	Chief	Since 2014	Chief Accounting Officer, Oaktree	N/A	N/A
(1967)	Financial		Capital Management, L.P.
	Officer		Chief Accounting Officer,
Clorox, Inc. (manufacturer
and marketer of bleach and
other consumer packaged goods).

John Edwards	Treasurer	Since 2014	Managing Director, Oaktree	N/A	N/A
(1965)			Capital Management, L.P.

[1]	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Unless otherwise noted, the address for each of the Fund’s Trustees is c/o Oaktree Capital Management, L.P., 333 South Grand Ave., 28th Floor, Los Angeles, CA 90071.
[3]	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
[4]	The Trust is comprised of one series, the Oaktree High Yield Bond Fund.
[5]	Mr. Frank is deemed an “interested person” of the Trust due to his position of Vice Chairman with Oaktree Capital Management, L.P.

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-OAK-FUND. Furthermore, you can obtain the SAI by accessing the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov or by accessing the Fund’s website at http://www.oaktreefunds-us.com.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2017

Information About Proxy Voting

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 855-OAK-FUND and on the SEC website at http://www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 855-OAK-FUND and (ii) on the SEC website at http://www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the Annual, Semi-Annual and Form N-Q regulatory filings on the SEC website at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can also review and obtain copies of the Form N-Q at the SEC’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 855-OAK-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2017

Oaktree High Yield Bond Fund
Value of a $1,000,000 Investment
Institutional Class1

Total Returns[1]	At October 31, 2017
	Annualized
		Since Inception
	1 Year	12/16/14
Oaktree High Yield Bond Fund – Institutional Class	7.48%	6.41%
Oaktree High Yield Bond Fund – Advisor Class	7.13%	6.13%
BofA Merrill Lynch Developed Markets High Yield Constrained Index	9.24%	7.70%

[1]
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Performance data current to the most recent month end may be obtained by calling (855) OAK-FUND. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

[2]	Performance of other classes will be greater or less than the line shown based on the differences in fees paid by shareholders investing in the different classes.

[3]
The BofA Merrill Lynch Developed Markets High Yield Constrained Index contains all securities in the BofA Merrill Lynch Global High Yield index from developed markets countries but caps issuer exposure at 2%. Developed markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch). It is not possible to invest directly into an index and the index does not reflect fees and expenses.

Oaktree Funds

Additional Information (Unaudited)
October 31, 2017

Tax Information

For the fiscal year ended October 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

High Yield Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2017 was as follows:

High Yield Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

High Yield Fund	0.00%

Foreign Shareholders: The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended October 31, 2017 was as follows:

High Yield Fund	94.37%

Oaktree Funds

Privacy Notice (Unaudited)
October 31, 2017

Oaktree Funds (the “Trust”, and each series of the Trust, a “Fund”) is committed to maintaining the privacy of its former, current and prospective investors. Investors provide the Trust important personal and financial information and protecting and safeguarding this information is a very high priority of the Trust.

In connection with offering shares of the Fund to current and potential investors, the Trust obtains nonpublic personal information about its investors. This information may include an investor’s name, address, e-mail address, social security number, account number, financial situation, transaction history and other personal or financial information.

The Trust may collect nonpublic personal information about investors from the following sources:

•	Information received on applications, forms, questionnaires, websites, agreements or other similar documents prepared in the course of establishing an investor relationship.

•	Information about an investor’s transactions with the Trust, the Trust’s affiliates or others.

The Trust does not disclose any nonpublic personal information about its investors or former investors, except to the Trust’s affiliates, including the investment adviser, and to non-affiliated parties as permitted by law, including to process transactions (such as when it is necessary in the course of processing share purchases and redemptions or otherwise administering the Trust), and then subject to customary confidentiality, or to respond to regulatory inquiries, inspections, examinations, court orders and legal investigations. Non-affiliated parties of the Trust include accountants, attorneys, transfer agents, custodians, broker-dealers and companies providing the Trust with administrative services. The Trust may use investors’ nonpublic personal information for marketing purposes.

Federal law gives investors the right to limit sharing of their nonpublic personal information to instances necessary for the Trust’s affiliates’ everyday business purposes, including activities such as Trust affiliates (i) sharing information about an investor’s creditworthiness with respect to the Fair Credit Reporting Act, (ii) using an investor’s nonpublic information to market to the investor, and (iii) sharing investors’ nonpublic information in order for non-affiliates to market to investors. State laws may give investors additional rights to limit sharing.

The Trust restricts access to nonpublic personal information about investors to those personnel, agents or other parties who need to know the information to provide products or services to investors. The Trust maintains security measures, including physical, electronic and procedural safeguards that comply with federal law to guard investors’ nonpublic personal information. These measures include computer safeguards and secured files and offices.

When an investor is no longer a shareholder of the Fund, the Trust continues to share investor’s information as described in this notice.

If an investor has any concerns about this notice and the processing of an investor’s nonpublic personal information, please contact the Trust at 1-855-OAK-FUND (or 1-855-625-3863).

Oaktree Funds

(This Page Intentionally Left Blank.)

Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Randolph W. Westerfield, is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 10/31/2016
Audit Fees	$45,000	$35,000
Audit-Related Fees	$0	$0
Tax Fees	$12,500	$21,800
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 10/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2017	FYE 10/31/2016
Registrant	$12,500	$21,800
Registrant’s Investment Adviser	$6,270,082	$4,025,596

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Oaktree Funds

By (Signature and Title)      /s/John Sweeney
John Sweeney, President

Date:    January 02, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/John Sweeney
John Sweeney, President

Date:    January 02, 2018

By (Signature and Title)      /s/Susan Gentile
Susan Gentile
Chief Financial Officer

Date:    January 02, 2018